Long-Term Debt (Covenant Compliance) (Details) - Parent - Senior Notes	Mar. 31, 2018	Dec. 31, 2017
6.875 % Senior Notes Due 2023
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.875%	6.875%
6.375% Senior Notes Due 2026
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.375%	6.375%